Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,379,434	$ 470,335
Restricted cash	510,156
Accounts receivable, net	1,506,894	2,532,551
Inventories, net	8,592,767	5,737,781
Short-term investments		56,768
Prepaid expenses and other current assets	7,689,423	7,307,478
Assets held for sale	1,527,589
Total current assets	21,206,263	16,104,913
Property and equipment, net	728,438	1,080,747
Intangible assets, net	871,044	1,916,362
Operating lease right-of-use assets, net	1,037,883	569,462
Deferred tax assets	175,960
Total Assets	24,019,588	19,671,484
Current liabilities:
Accounts payable	2,217,720	929,816
Advances from customers	1,843,976	1,555,424
Other current payables	1,798,252	370,913
VAT payable	550,439	6,078,846
Taxes payable	383,719	2,372,646
Short-term Loan	132,777
Convertible note payable, net	12,820
Liabilities held for sale	5,486,344
Operating lease liabilities, current	768,544	362,720
Total current liabilities	13,907,001	13,341,736
Long-term Loan	236,513	140,847
Operating lease liabilities, non-current	554,366	298,961
Other payables		11,320
Total liabilities	14,697,880	13,792,864
Commitments and contingencies
Equity:
Common stock* (par value of $0.001 per share, 50,000,000 shares authorized, 8,630,000 and 6,400,000 ordinary shares issued as of December 31, 2024 and 2023, respectively; 7,780,000and 6,400,000 ordinary shares outstanding as of December 31, 2024 and 2023, respectively)	8,630	6,400
Additional paid-in capital	8,781,273	3,013,333
Retained earnings	644,930	2,490,044
Accumulated other comprehensive income	(577,762)	(377,790)
Statutory reserve	464,637	521,566
Total LOBO EV Technologies LTD’s shareholders’ equity	9,321,708	5,653,553
Non-controlling interest		225,067
Total Equity	9,321,708	5,878,620
Total Liabilities and Equity	24,019,588	19,671,484
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 712,410	$ 1,671,371